CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) $ in Thousands	12 Months Ended
Feb. 28, 2019 USD ($)
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
Net unrealized gains on available-for-sale investments, net	$ 2,018
Transfer to statements of operations of realized gains on available for sale securities, net	$ 0